Condensed Parent Company Information Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss) Attributable to Parent	$ 136,740	$ 74,042	$ 52,729
Deferred Income Tax Expense (Benefit)	98,533	(31,417)	44,160
Loss (Gain) on Extinguishment of Debt, Net	(49,150)	0	(4,400)
Other Operating Activities, Cash Flow Statement	10,644	1,506	439
Increase (Decrease) in Other Operating Assets	235,651	282,163	(60,646)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	18,181	70,434	26,672
Net Cash Provided by (Used in) Operating Activities	1,365,292	(1,023,936)	(696,191)
Net Cash Provided by (Used in) Investing Activities	(289,150)	(4,007,743)	(1,158,039)
Proceeds from Issuance of Common Stock	13,041	257,827	1,672
Proceeds from Issuance of Preferred Stock Net	0	144,325	0
Net Cash Provided by (Used in) Financing Activities	672,278	(5,180,612)	(979,990)
Cash and Cash Equivalents, Period Increase (Decrease)	403,864	148,933	(874,240)
Cash and Cash Equivalents, at Carrying Value	847,778	443,914	294,981
Interest Paid	175,932	139,454	138,080
Income Taxes Paid	79,627	34,344	(25,651)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss) Attributable to Parent	136,740	74,042	52,729
Income (Loss) from Equity Method Investments	(142,418)	(79,955)	(54,523)
Amortization of Gain on Interest Rate Swaps	0	(255)	(51)
Proceeds from Dividends Received	40,000	15,600	8,800
Deferred Income Tax Expense (Benefit)	(464)	15	13
Loss (Gain) on Extinguishment of Debt, Net	0	0	(4,400)
Other Operating Activities, Cash Flow Statement	298	270	(50)
Increase (Decrease) in Other Operating Assets	(18)	(642)	(761)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(32,317)	28,670	130
Increase (Decrease) in Due to Related Parties	(991)	977	99
Net Cash Provided by (Used in) Operating Activities	830	38,722	1,986
Proceeds from Contributions from Affiliates	0	(353,654)	(2,500)
Net Cash Provided by (Used in) Investing Activities	0	(353,654)	(2,500)
Proceeds from Issuance of Subordinated Long-term Debt	0	0	(5,600)
Payments for Repurchase of Common Stock	0	(360)	(3,537)
Proceeds from Issuance of Common Stock	13,041	249,325	1,672
Proceeds from Issuance of Preferred Stock Net	0	144,325	0
Payments of Dividends	(19,823)	(11,790)	(228)
Net Cash Provided by (Used in) Financing Activities	(6,782)	381,500	(7,693)
Cash and Cash Equivalents, Period Increase (Decrease)	(5,952)	66,568	(8,207)
Cash and Cash Equivalents, at Carrying Value	65,005	70,957	4,389
Interest Paid	6,584	6,078	6,729
Income Taxes Paid	$ 26,765	$ (34,493)	$ 1,173